Subsequent Events - Additional Information (Detail) ¥ in Millions	1 Months Ended		12 Months Ended
	May 31, 2020 USD ($) shares	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 26, 2019 USD ($)
Subsequent Event [Line Items]
Sale of equity interests in a subsidiary to non-controlling interests			$ 595,482	$ 16,235
Investor Subsidiary | Class A Ordinary Shares
Subsequent Event [Line Items]
Principle amount					$ 2,000,000
Subsequent Event | Investor Subsidiary | Class A Ordinary Shares | Loan Agreements
Subsequent Event [Line Items]
Principle amount	$ 8,000,000
Subsequent Event | Founder | Loan Agreements
Subsequent Event [Line Items]
Number of ordinary shares to guarantee the group's payment obligations | shares	4,000,000
Subsequent Event | Founder | Xianggui
Subsequent Event [Line Items]
Percentage of non-controlling interest sold		60.00%
Sale of equity interests in a subsidiary to non-controlling interests | ¥		¥ 3.4